Warrants	9 Months Ended
Mar. 31, 2023
Disclosure Of Warrants Abstract
Warrants

10. Warrants

Since inception, the Company has issued warrants in conjunction with various debt financings. The Company accounts for its warrants in accordance with ASC 815-40 as either liabilities or as equity instruments depending on the specific terms of the warrant agreement. Warrants are classified as liabilities when there is variability in the number of shares, and when the variability is not related to an implicit or explicit input to the valuation of the Company. Liability-classified warrants are remeasured at each reporting date until settlement, with changes in the fair value recognized in change in fair value of warrants and convertible promissory notes in the condensed consolidated statement of operations and comprehensive income (loss). Warrants that meet the fixed-for-fixed criteria or contain variability related to an implicit or explicit input to the valuation of the Company are classified as equity instruments. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured.

During the period from June 30, 2022, through the date of the Merger, the Company had various warrant transactions:

•        The issuance of 169,309 warrants to purchase common stock in conjunction with an amendment to the warrant agreement with Lago Loan, such amendment occurring in August of 2022.

•        In September 2022, the holder of 141,970 warrants net exercised such warrants with the Company issuing 136,681 common shares to the holder.

•        The issuance at the Merger date of 1,500,000 warrants to the Lenders to the Credit Agreement.

•        With the Merger, the Company assumed 8,625,000 public warrants and 6,125,000 private warrants.

•        With the consummation of the Merger and the repayment of the Horizon loan, 294,725 of previously liability classified warrants were reclassified on the Merger date into equity in the amount of $0.8 million.

The following tables represent the warrants on common stock outstanding:

	As of March 31, 2023
	Expiration date	Exercise Price	Number of Shares		Term (years)	Classification
Common	[C]	$7.80	12,811		7	Equity
Common	[C]	$7.80	41,636		7	Equity
Common	[C]	$7.80	16,654		7	Equity
Common	March 2026	$9.25	84,461		6.5	Liability
Common	June 2028	$0.01	404,961	[E]	6.7	Equity
Common	[F]	$0.37	178,395		10	Equity
Common	March 2026	$0.37	57,952		10	Liability
Common	July 2027	$9.25	86,532		6	Liability
Common	July 2027	$0.37	402,679		6	Equity
Common	[A]	$8.16	182,158		[A]	Equity
Common	January 2031	$8.16	27,577		10	Liability
Common	[B]	$6.53	294,725	[B]	10	Equity
Common	March 2032	$8.16	374,912		10	Liability
Common	September 2027	$11.50	1,500,000		5	Equity
Common	September 2027	$8.21	8,625,000		5	Equity
Common	September 2027	$11.50	6,125,000		5	Liability
Common	March 2028	$0.01	400,000		5	Liability
Total			18,815,453
	As of June 30, 2022
	Expiration date	Exercise Price	Number of Shares		Term (years)	Classification
Common	[C]	$7.80	12,811		7	Equity
Common	[C]	$7.80	41,636		7	Equity
Common	[C]	$7.80	16,654		7	Equity
Common	March 2026	$9.25	84,461		10	Liability
Common	October 2027	$0.37	141,970		10	Equity
Common	[D]	$0.01	2,575,190		[D]	Liability
Common	June 2028	$0.01	404,961	[E]	6.7	Equity
Common	March 2026	$0.37	178,395		10	Equity
Common	March 2026	$0.37	57,952		10	Liability
Common	July 2027	$9.25	86,532		10	Liability
Common	July 2027	$7.80	402,679		10	Liability
Common	[A]	$8.16	182,158		[A]	Equity
Common	January 2031	$8.16	27,577		10	Liability
Common	March 2031	$6.53	294,725	[B]	10	Liability
Common	March 2032	$8.16	205,602		10	Liability
Total			4,713,303

[A] — Warrants will expire at the earliest of a consummation of an acquisition or one year after the effective date of a registration statement for an initial public offering.

[B] — Warrant has the option of being converted into a variable number of shares based on the class of shares that the warrant is exercised at the discretion of the warrant holder. The Company notes the most likely conversion is to Common Stock and have calculated the number of shares as the quotient of the aggregate warrant coverage dollar amount value of $1.9 million over the exercise price of $6.53 per share as of March 31, 2023 and June 30, 2022. Warrant will also expire at the earliest of 10 years from the issuance date of March 5, 2021 or a consummation of an acquisition in which the sole consideration is cash or marketable securities.

[C] — Warrants expire 5 years from the effective date of a registration statement for an initial public offering should one occur.

[D] — Warrants are exercisable after the conversion of the related convertible notes and will expire, if not exercised, at the earliest of a public liquidity event, the effective date of a registration statement for an initial public offering and 5 years from the issuance date. Warrants are exercisable for a variable number of shares dependent on the fully diluted capitalization and are estimated at each reporting date. The warrants were converted into Common Stock on September 21, 2022 in conjunction with the Merger.

[E] — Warrants were issued in October 2021 and are exercisable contingent on rollouts of the Company’s products and services to the warrant holder. Number of shares represents the maximum number of shares to be issued to the warrant holder of 404,961, of which 144,377 and 321,943 remained contingent as of March 31, 2023 and June 30, 2022, respectively. Expense related to the cost of these warrants being recognized as a reduction to revenue in the Company’s condensed consolidated statements of operations and comprehensive income (loss).

[F] — Warrants will expire at the earliest of 10 years from the issuance date of March 11, 2016, a consummation of an acquisition or one year after the effective date of a registration statement for an initial public offering.